PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details) - Renewable Power	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 EUR (€)
Later Than One Year And Not Later Than Eleven Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	48.00%	48.00%	48.00%	48.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 82
Estimates of Future Electricity Prices (weighted average)	$ 77
Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	83.00%	83.00%	83.00%	83.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 306
Estimates of Future Electricity Prices (weighted average) | R$		R$ 282
Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	30.00%	30.00%	30.00%	30.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)			$ 251,000
Estimates of Future Electricity Prices (weighted average)			$ 290,000
Later Than One Year And Not Later Than Eleven Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	94.00%	94.00%	94.00%	94.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 44
Estimates of Future Electricity Prices (weighted average) | €				€ 34
Later Than Eleven Years And Not Later Than Twenty Years | North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	17.00%	17.00%	17.00%	17.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 71
Estimates of Future Electricity Prices (weighted average)	$ 114
Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	61.00%	61.00%	61.00%	61.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 358
Estimates of Future Electricity Prices (weighted average) | R$		R$ 345
Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	1.00%	1.00%	1.00%	1.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)			$ 313,000
Estimates of Future Electricity Prices (weighted average)			$ 439,000
Later Than Eleven Years And Not Later Than Twenty Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	66.00%	66.00%	66.00%	66.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €				€ 39
Estimates of Future Electricity Prices (weighted average) | €				€ 39